Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Carrying Amount by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 149,124	$ 114,301
Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	150
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	28,635	18,647
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	27,982	20,142
Plant and Equipment | Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	150
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	92,507	75,512
San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	43,469	26,873
San Francisco Mine | Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	28,635	18,647
San Francisco Mine | Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	13,791	7,730
San Francisco Mine | Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	1,043	496
Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	105,505	87,428
Ana Paula Project | Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	14,041	12,412
Ana Paula Project | Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 91,464	$ 75,016